Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Pharmaceuticals Portfolio

November 30, 2019

PHR-QTLY-0120
1.810707.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Biotechnology - 14.2%
Biotechnology - 14.2%
Acceleron Pharma, Inc. (a)	70,800	$3,466,368
Alnylam Pharmaceuticals, Inc. (a)	33,200	3,889,048
Amgen, Inc.	78,200	18,355,104
Argenx SE (a)	25,200	3,736,446
Argenx SE ADR (a)	1,400	207,270
Ascendis Pharma A/S sponsored ADR (a)	51,300	5,908,734
BioNTech AG	96,948	1,917,825
BioNTech SE ADR (a)(b)	96,100	2,112,278
Blueprint Medicines Corp. (a)	53,700	4,405,548
Cytokinetics, Inc. (a)	59,700	577,299
Global Blood Therapeutics, Inc. (a)	121,100	8,053,150
Immunomedics, Inc. (a)(b)	125,351	2,354,092
Kalvista Pharmaceuticals, Inc. (a)	99,000	1,433,520
Kura Oncology, Inc. (a)	45,900	731,646
Leap Therapeutics, Inc. (a)(b)	660,800	475,776
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	105,038
Magenta Therapeutics, Inc. (a)	97,400	1,289,576
Moderna, Inc. (b)	165,800	3,375,688
Momenta Pharmaceuticals, Inc. (a)	90,672	1,523,290
Morphosys AG sponsored ADR (a)	86,300	2,642,506
Olivo Labs (a)(c)(d)	6,851	0
PTC Therapeutics, Inc. (a)	164,000	7,701,440
Rubius Therapeutics, Inc. (a)	46,400	357,280
Sarepta Therapeutics, Inc. (a)(b)	59,641	6,709,016
Synthorx, Inc. (b)	76,800	1,374,720
uniQure B.V. (a)(b)	48,100	2,677,246
Vertex Pharmaceuticals, Inc. (a)	90,200	20,001,850
Xencor, Inc. (a)	49,568	1,952,979
		107,334,733
Health Care Equipment & Supplies - 2.5%
Health Care Equipment - 2.0%
Becton, Dickinson & Co.	28,800	7,444,800
Boston Scientific Corp. (a)	178,500	7,720,125
		15,164,925
Health Care Supplies - 0.5%
Alcon, Inc. (a)	61,669	3,409,679

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		18,574,604

Life Sciences Tools & Services - 0.9%
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)(b)	9,309	604,061
Bruker Corp.	123,561	6,325,088
		6,929,149
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	58,800
Pharmaceuticals - 81.5%
Pharmaceuticals - 81.5%
Allergan PLC	109,438	20,239,464
Astellas Pharma, Inc.	680,200	11,609,153
AstraZeneca PLC sponsored ADR	1,823,700	88,412,974
Bausch Health Cos., Inc. (Canada) (a)	76,600	2,163,692
Bristol-Myers Squibb Co.	1,288,280	73,354,663
Catalent, Inc. (a)	75,400	3,920,046
Cronos Group, Inc. (a)(b)	273,500	1,871,652
Elanco Animal Health, Inc. (a)	235,400	6,522,934
Eli Lilly & Co.	316,661	37,160,168
GlaxoSmithKline PLC sponsored ADR	247,500	11,256,300
Horizon Pharma PLC (a)	386,100	12,656,358
Johnson & Johnson	552,250	75,928,853
Merck & Co., Inc.	380,836	33,201,282
MyoKardia, Inc. (a)	67,500	4,397,625
Nektar Therapeutics (a)(b)	368,233	7,471,448
Novartis AG sponsored ADR	365,248	33,712,390
Novo Nordisk A/S Series B sponsored ADR	117,800	6,614,470
Perrigo Co. PLC	218,400	11,188,632
Pfizer, Inc.	188,288	7,252,854
Reata Pharmaceuticals, Inc. (a)	16,100	3,141,593
Richter Gedeon PLC	157,700	3,020,610
Roche Holding AG (participation certificate)	178,146	54,921,161
Sanofi SA sponsored ADR	1,311,522	61,221,847
Takeda Pharmaceutical Co. Ltd. ADR (b)	317,700	6,449,310
Theravance Biopharma, Inc. (a)	57,697	1,255,487
WAVE Life Sciences (a)(b)	46,800	1,551,420
Zoetis, Inc. Class A	268,100	32,311,412
Zogenix, Inc. (a)	71,100	3,397,158
		616,204,956
TOTAL COMMON STOCKS
(Cost $541,495,817)		749,102,242

Convertible Preferred Stocks - 0.3%
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Harmony Biosciences II, Inc. Series C (c)(d)
(Cost $2,000,000)	1,020,408	2,000,000

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.61% (e)	3,436,416	3,437,103
Fidelity Securities Lending Cash Central Fund 1.61% (e)(f)	23,916,193	23,918,584
TOTAL MONEY MARKET FUNDS
(Cost $27,355,687)		27,355,687
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $570,851,504)		778,457,929
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(22,769,169)
NET ASSETS - 100%		$755,688,760

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Harmony Biosciences II, Inc. Series C	8/9/19	$2,000,000
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,987
Fidelity Securities Lending Cash Central Fund	390,311
Total	$434,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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